Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000028474
Shareholder Report [Line Items]
Fund Name	Lazard Retirement US Small Cap Equity Select Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	Russell 3000 Index	Russell 2000 Index
12/14	$10,000	$10,000	$10,000
01/15	$9,707	$9,722	$9,678
02/15	$10,452	$10,285	$10,253
03/15	$10,611	$10,180	$10,431
04/15	$10,452	$10,226	$10,165
05/15	$10,623	$10,368	$10,397
06/15	$10,623	$10,194	$10,475
07/15	$10,477	$10,365	$10,354
08/15	$9,837	$9,739	$9,703
09/15	$9,469	$9,455	$9,227
10/15	$9,888	$10,202	$9,746
11/15	$10,219	$10,258	$10,063
12/15	$9,762	$10,048	$9,558
01/16	$9,009	$9,481	$8,718
02/16	$9,114	$9,478	$8,718
03/16	$9,775	$10,145	$9,413
04/16	$9,788	$10,208	$9,561
05/16	$9,894	$10,391	$9,776
06/16	$9,748	$10,412	$9,771
07/16	$10,237	$10,825	$10,354
08/16	$10,352	$10,853	$10,537
09/16	$10,310	$10,870	$10,654
10/16	$10,115	$10,635	$10,148
11/16	$10,967	$11,111	$11,279
12/16	$11,302	$11,327	$11,595
01/17	$11,274	$11,541	$11,641
02/17	$11,512	$11,970	$11,865
03/17	$11,442	$11,978	$11,881
04/17	$11,414	$12,105	$12,011
05/17	$11,568	$12,229	$11,767
06/17	$11,777	$12,339	$12,175
07/17	$11,805	$12,572	$12,265
08/17	$11,705	$12,596	$12,109
09/17	$12,277	$12,903	$12,865
10/17	$12,453	$13,185	$12,974
11/17	$12,819	$13,585	$13,348
12/17	$12,878	$13,721	$13,294
01/18	$13,157	$14,444	$13,641
02/18	$12,600	$13,912	$13,113
03/18	$12,708	$13,633	$13,282
04/18	$12,925	$13,684	$13,397
05/18	$13,280	$14,071	$14,210
06/18	$13,389	$14,163	$14,312
07/18	$13,729	$14,633	$14,561
08/18	$14,062	$15,147	$15,189
09/18	$13,819	$15,172	$14,823
10/18	$12,211	$14,054	$13,213
11/18	$12,584	$14,336	$13,423
12/18	$11,173	$13,002	$11,828
01/19	$12,315	$14,118	$13,159
02/19	$12,851	$14,614	$13,843
03/19	$12,765	$14,828	$13,554
04/19	$13,405	$15,420	$14,015
05/19	$12,574	$14,422	$12,924
06/19	$13,560	$15,435	$13,838
07/19	$13,681	$15,664	$13,919
08/19	$13,283	$15,345	$13,231
09/19	$13,776	$15,614	$13,506
10/19	$14,094	$15,950	$13,861
11/19	$14,235	$16,557	$14,432
12/19	$14,517	$17,035	$14,848
01/20	$14,217	$17,016	$14,371
02/20	$13,071	$15,623	$13,161
03/20	$10,019	$13,475	$10,301
04/20	$11,413	$15,259	$11,717
05/20	$12,118	$16,075	$12,480
06/20	$12,101	$16,443	$12,920
07/20	$12,665	$17,376	$13,278
08/20	$13,013	$18,635	$14,026
09/20	$12,517	$17,957	$13,557
10/20	$12,784	$17,569	$13,840
11/20	$14,613	$19,707	$16,391
12/20	$15,499	$20,593	$17,809
01/21	$15,690	$20,501	$18,705
02/21	$16,852	$21,142	$19,870
03/21	$17,395	$21,900	$20,069
04/21	$18,252	$23,029	$20,490
05/21	$18,271	$23,134	$20,533
06/21	$18,129	$23,705	$20,932
07/21	$17,805	$24,106	$20,176
08/21	$18,083	$24,793	$20,628
09/21	$17,568	$23,681	$20,020
10/21	$18,369	$25,282	$20,870
11/21	$17,568	$24,897	$20,000
12/21	$18,579	$25,878	$20,446
01/22	$17,577	$24,355	$18,478
02/22	$17,692	$23,742	$18,675
03/22	$17,644	$24,512	$18,907
04/22	$16,594	$22,312	$17,033
05/22	$16,566	$22,282	$17,059
06/22	$14,953	$20,418	$15,657
07/22	$16,461	$22,333	$17,292
08/22	$15,773	$21,500	$16,938
09/22	$14,417	$19,506	$15,314
10/22	$15,850	$21,106	$17,000
11/22	$16,617	$22,208	$17,398
12/22	$15,696	$20,907	$16,268
01/23	$16,963	$22,347	$17,855
02/23	$16,553	$21,825	$17,553
03/23	$15,991	$22,408	$16,714
04/23	$15,632	$22,647	$16,414
05/23	$15,133	$22,735	$16,262
06/23	$16,259	$24,288	$17,584
07/23	$17,065	$25,158	$18,660
08/23	$16,400	$24,673	$17,726
09/23	$15,671	$23,498	$16,683
10/23	$14,852	$22,875	$15,545
11/23	$15,901	$25,008	$16,952
12/23	$17,270	$26,334	$19,023
01/24	$16,899	$26,626	$18,283
02/24	$17,782	$28,067	$19,317
03/24	$18,460	$28,973	$20,009
04/24	$17,372	$27,698	$18,600
05/24	$18,153	$29,006	$19,534
06/24	$17,807	$29,905	$19,353
07/24	$18,792	$30,460	$21,319
08/24	$19,123	$31,123	$21,001
09/24	$19,375	$31,767	$21,148
10/24	$18,937	$31,534	$20,842
11/24	$20,583	$33,632	$23,128
12/24	$19,190	$32,604	$21,218

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	11.12%	5.74%	6.73%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

Performance Table Market Index Changed [Text Block]	Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio's broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
AssetsNet	$ 40,383,132
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 216,247
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$40,383,132
# of Portfolio Holdings	74
Portfolio Turnover Rate	98%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$216,247

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BankUnited, Inc.	2.5%
StepStone Group, Inc., Class A	2.2%
Wintrust Financial Corp.	2.1%
Chefs' Warehouse, Inc.	2.1%
First American Financial Corp.	2.1%
DigitalOcean Holdings, Inc.	2.0%
Reinsurance Group of America, Inc.	1.9%
Antero Resources Corp.	1.9%
Zeta Global Holdings Corp., Class A	1.8%
Enovis Corp.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028469
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Investor Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,949	$10,060
02/15	$10,172	$10,372
03/15	$9,818	$10,225
04/15	$10,502	$11,011
05/15	$10,111	$10,569
06/15	$9,909	$10,295
07/15	$9,387	$9,581
08/15	$8,477	$8,714
09/15	$8,040	$8,452
10/15	$8,589	$9,054
11/15	$8,385	$8,701
12/15	$8,010	$8,507
01/16	$7,798	$7,955
02/16	$7,654	$7,942
03/16	$8,733	$8,993
04/16	$9,007	$9,042
05/16	$8,661	$8,704
06/16	$9,167	$9,053
07/16	$9,601	$9,508
08/16	$9,732	$9,745
09/16	$9,975	$9,870
10/16	$10,042	$9,894
11/16	$9,483	$9,439
12/16	$9,702	$9,460
01/17	$10,198	$9,977
02/17	$10,486	$10,282
03/17	$10,753	$10,542
04/17	$10,941	$10,772
05/17	$11,030	$11,091
06/17	$10,978	$11,203
07/17	$11,574	$11,871
08/17	$11,802	$12,136
09/17	$11,708	$12,087
10/17	$11,981	$12,511
11/17	$11,944	$12,537
12/17	$12,431	$12,987
01/18	$13,439	$14,068
02/18	$12,842	$13,420
03/18	$12,671	$13,170
04/18	$12,303	$13,112
05/18	$11,466	$12,648
06/18	$10,944	$12,123
07/18	$11,264	$12,390
08/18	$10,675	$12,055
09/18	$10,766	$11,991
10/18	$10,200	$10,947
11/18	$10,525	$11,398
12/18	$10,154	$11,095
01/19	$11,313	$12,067
02/19	$10,963	$12,093
03/19	$10,903	$12,195
04/19	$11,154	$12,452
05/19	$10,657	$11,548
06/19	$11,214	$12,269
07/19	$10,979	$12,119
08/19	$10,407	$11,528
09/19	$10,787	$11,748
10/19	$11,207	$12,244
11/19	$11,201	$12,226
12/19	$12,018	$13,139
01/20	$11,290	$12,526
02/20	$10,506	$11,866
03/20	$8,360	$10,039
04/20	$8,933	$10,958
05/20	$9,110	$11,043
06/20	$9,364	$11,854
07/20	$9,844	$12,914
08/20	$9,727	$13,200
09/20	$9,573	$12,988
10/20	$9,556	$13,256
11/20	$10,944	$14,482
12/20	$11,894	$15,546
01/21	$11,905	$16,024
02/21	$12,150	$16,146
03/21	$12,491	$15,902
04/21	$12,622	$16,298
05/21	$13,282	$16,676
06/21	$13,191	$16,704
07/21	$12,662	$15,580
08/21	$13,002	$15,988
09/21	$12,624	$15,353
10/21	$12,641	$15,505
11/21	$12,089	$14,873
12/21	$12,583	$15,152
01/22	$12,851	$14,866
02/22	$12,275	$14,422
03/22	$12,077	$14,096
04/22	$11,426	$13,312
05/22	$11,810	$13,370
06/22	$10,658	$12,481
07/22	$10,781	$12,450
08/22	$10,653	$12,502
09/22	$9,529	$11,037
10/22	$9,644	$10,695
11/22	$10,997	$12,281
12/22	$10,701	$12,108
01/23	$11,667	$13,064
02/23	$11,250	$12,218
03/23	$11,552	$12,588
04/23	$11,661	$12,446
05/23	$11,401	$12,237
06/23	$12,132	$12,702
07/23	$12,645	$13,493
08/23	$12,095	$12,662
09/23	$11,980	$12,330
10/23	$11,744	$11,850
11/23	$12,579	$12,799
12/23	$13,121	$13,299
01/24	$12,662	$12,682
02/24	$13,229	$13,286
03/24	$13,439	$13,615
04/24	$13,522	$13,676
05/24	$13,853	$13,753
06/24	$14,210	$14,292
07/24	$14,338	$14,334
08/24	$14,723	$14,566
09/24	$15,575	$15,538
10/24	$14,644	$14,847
11/24	$14,307	$14,314
12/24	$14,129	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	7.68%	3.29%	3.52%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 295,087,539
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,165,357
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$295,087,539
# of Portfolio Holdings	81
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,165,357

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
MediaTek, Inc.	2.1%
Lenovo Group Ltd.	2.0%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% of the average daily net assets of the Portfolio’s Investor Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.15% of the average daily net assets of the Portfolio’s Investor Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000028468
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Emerging Markets Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$145	1.40%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	MSCI Emerging Markets Index
12/14	$10,000	$10,000
01/15	$9,945	$10,060
02/15	$10,165	$10,372
03/15	$9,810	$10,225
04/15	$10,496	$11,011
05/15	$10,105	$10,569
06/15	$9,900	$10,295
07/15	$9,374	$9,581
08/15	$8,464	$8,714
09/15	$8,026	$8,452
10/15	$8,574	$9,054
11/15	$8,363	$8,701
12/15	$7,995	$8,507
01/16	$7,781	$7,955
02/16	$7,633	$7,942
03/16	$8,707	$8,993
04/16	$8,977	$9,042
05/16	$8,631	$8,704
06/16	$9,135	$9,053
07/16	$9,563	$9,508
08/16	$9,692	$9,745
09/16	$9,932	$9,870
10/16	$9,998	$9,894
11/16	$9,442	$9,439
12/16	$9,656	$9,460
01/17	$10,150	$9,977
02/17	$10,432	$10,282
03/17	$10,695	$10,542
04/17	$10,880	$10,772
05/17	$10,967	$11,091
06/17	$10,911	$11,203
07/17	$11,502	$11,871
08/17	$11,727	$12,136
09/17	$11,634	$12,087
10/17	$11,903	$12,511
11/17	$11,861	$12,537
12/17	$12,342	$12,987
01/18	$13,342	$14,068
02/18	$12,745	$13,420
03/18	$12,573	$13,170
04/18	$12,206	$13,112
05/18	$11,369	$12,648
06/18	$10,851	$12,123
07/18	$11,165	$12,390
08/18	$10,583	$12,055
09/18	$10,667	$11,991
10/18	$10,106	$10,947
11/18	$10,425	$11,398
12/18	$10,052	$11,095
01/19	$11,202	$12,067
02/19	$10,849	$12,093
03/19	$10,790	$12,195
04/19	$11,036	$12,452
05/19	$10,539	$11,548
06/19	$11,095	$12,269
07/19	$10,860	$12,119
08/19	$10,289	$11,528
09/19	$10,667	$11,748
10/19	$11,072	$12,244
11/19	$11,066	$12,226
12/19	$11,876	$13,139
01/20	$11,147	$12,526
02/20	$10,375	$11,866
03/20	$8,254	$10,039
04/20	$8,815	$10,958
05/20	$8,993	$11,043
06/20	$9,236	$11,854
07/20	$9,711	$12,914
08/20	$9,588	$13,200
09/20	$9,438	$12,988
10/20	$9,422	$13,256
11/20	$10,787	$14,482
12/20	$11,725	$15,546
01/21	$11,730	$16,024
02/21	$11,963	$16,146
03/21	$12,302	$15,902
04/21	$12,429	$16,298
05/21	$13,073	$16,676
06/21	$12,979	$16,704
07/21	$12,457	$15,580
08/21	$12,790	$15,988
09/21	$12,416	$15,353
10/21	$12,433	$15,505
11/21	$11,885	$14,873
12/21	$12,365	$15,152
01/22	$12,626	$14,866
02/22	$12,060	$14,422
03/22	$11,868	$14,096
04/22	$11,223	$13,312
05/22	$11,596	$13,370
06/22	$10,465	$12,481
07/22	$10,584	$12,450
08/22	$10,455	$12,502
09/22	$9,354	$11,037
10/22	$9,460	$10,695
11/22	$10,783	$12,281
12/22	$10,496	$12,108
01/23	$11,439	$13,064
02/23	$11,023	$12,218
03/23	$11,322	$12,588
04/23	$11,428	$12,446
05/23	$11,170	$12,237
06/23	$11,884	$12,702
07/23	$12,382	$13,493
08/23	$11,842	$12,662
09/23	$11,725	$12,330
10/23	$11,491	$11,850
11/23	$12,310	$12,799
12/23	$12,834	$13,299
01/24	$12,384	$12,682
02/24	$12,933	$13,286
03/24	$13,136	$13,615
04/24	$13,210	$13,676
05/24	$13,536	$13,753
06/24	$13,881	$14,292
07/24	$14,005	$14,334
08/24	$14,374	$14,566
09/24	$15,208	$15,538
10/24	$14,298	$14,847
11/24	$13,966	$14,314
12/24	$13,788	$14,294

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	7.43%	3.03%	3.26%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

AssetsNet	$ 295,087,539
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 3,165,357
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$295,087,539
# of Portfolio Holdings	81
Portfolio Turnover Rate	23%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,165,357

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp., Class H	3.5%
OTP Bank Nyrt	2.3%
Indus Towers Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
MediaTek, Inc.	2.1%
Lenovo Group Ltd.	2.0%
BB Seguridade Participacoes SA	2.0%
Sinopharm Group Co. Ltd., Class H	2.0%
NetEase, Inc. ADR	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

Material Fund Change Expenses [Text Block]

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2025, to the extent Total Annual Portfolio Operating Expenses exceed 1.40% of the average daily net assets of the Portfolio’s Service Shares, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses.

C000113248
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Investor Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
01/19	$10,551	$10,778	$10,465
02/19	$10,749	$11,102	$10,593
03/19	$10,870	$11,248	$10,728
04/19	$10,999	$11,647	$10,903
05/19	$10,672	$10,975	$10,662
06/19	$11,189	$11,698	$11,131
07/19	$11,197	$11,757	$11,144
08/19	$11,097	$11,516	$11,142
09/19	$11,157	$11,761	$11,205
10/19	$11,304	$12,060	$11,385
11/19	$11,494	$12,396	$11,500
12/19	$11,779	$12,768	$11,706
01/20	$11,736	$12,690	$11,745
02/20	$10,968	$11,618	$11,288
03/20	$9,975	$10,081	$10,414
04/20	$10,208	$11,182	$11,085
05/20	$10,424	$11,722	$11,377
06/20	$10,571	$12,033	$11,579
07/20	$10,950	$12,608	$12,041
08/20	$11,276	$13,450	$12,433
09/20	$11,083	$12,986	$12,197
10/20	$10,899	$12,587	$12,015
11/20	$11,549	$14,197	$12,893
12/20	$11,892	$14,799	$13,252
01/21	$11,760	$14,653	$13,128
02/21	$11,804	$15,028	$13,183
03/21	$11,997	$15,528	$13,276
04/21	$12,375	$16,250	$13,669
05/21	$12,542	$16,484	$13,831
06/21	$12,613	$16,730	$13,873
07/21	$12,859	$17,029	$14,090
08/21	$13,048	$17,453	$14,236
09/21	$12,569	$16,729	$13,815
10/21	$13,085	$17,676	$14,189
11/21	$12,904	$17,289	$14,013
12/21	$13,338	$18,027	$14,303
01/22	$12,705	$17,073	$13,778
02/22	$12,479	$16,641	$13,522
03/22	$12,370	$17,097	$13,502
04/22	$11,538	$15,676	$12,571
05/22	$11,584	$15,689	$12,593
06/22	$10,969	$14,330	$11,845
07/22	$11,421	$15,468	$12,441
08/22	$10,917	$14,822	$11,936
09/22	$10,205	$13,443	$11,074
10/22	$10,465	$14,408	$11,434
11/22	$11,119	$15,410	$12,100
12/22	$11,033	$14,755	$11,877
01/23	$11,456	$15,800	$12,492
02/23	$11,061	$15,420	$12,134
03/23	$11,398	$15,897	$12,514
04/23	$11,533	$16,175	$12,652
05/23	$11,264	$16,013	$12,465
06/23	$11,639	$16,982	$12,841
07/23	$11,812	$17,553	$13,102
08/23	$11,632	$17,133	$12,856
09/23	$11,194	$16,395	$12,390
10/23	$10,990	$15,919	$12,136
11/23	$11,744	$17,413	$13,011
12/23	$12,253	$18,267	$13,601
01/24	$12,304	$18,487	$13,588
02/24	$12,569	$19,271	$13,791
03/24	$12,864	$19,889	$14,050
04/24	$12,416	$19,151	$13,612
05/24	$12,844	$20,007	$14,005
06/24	$12,926	$20,416	$14,139
07/24	$13,262	$20,776	$14,459
08/24	$13,618	$21,325	$14,821
09/24	$13,781	$21,715	$15,083
10/24	$13,414	$21,285	$14,681
11/24	$13,720	$22,261	$15,043
12/24	$13,313	$21,681	$14,685

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	8.65%	2.48%	4.88%
MSCI World Index	18.67%	11.17%	13.75%
GDMA Index	8.12%	4.66%	6.60%

Performance Inception Date	Dec. 31, 2018
AssetsNet	$ 219,243,258
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 1,448,793
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$219,243,258
# of Portfolio Holdings	502
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,448,793

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	2.7%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds 1.750% due 08/15/41	1.4%
Meta Platforms, Inc., Class A	1.4%
Microsoft Corp.	1.3%
iShares MSCI World ETF	1.3%
Alphabet, Inc., Class C	1.0%
Novartis AG	0.9%
U.S. Treasury Bonds 3.625% due 02/15/53	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.80% to 0.75% of the Portfolio’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.80% to 0.75% of the Portfolio’s average daily net assets.
C000113249
Shareholder Report [Line Items]
Fund Name	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	MSCI World Index	GDMA Index
12/14	$10,000	$10,000	$10,000
01/15	$9,831	$9,819	$9,901
02/15	$10,253	$10,394	$10,151
03/15	$10,101	$10,231	$10,023
04/15	$10,304	$10,472	$10,193
05/15	$10,295	$10,507	$10,120
06/15	$10,143	$10,262	$9,980
07/15	$10,287	$10,446	$10,081
08/15	$9,770	$9,755	$9,753
09/15	$9,634	$9,395	$9,598
10/15	$10,084	$10,139	$9,989
11/15	$10,042	$10,088	$9,881
12/15	$9,956	$9,910	$9,821
01/16	$9,636	$9,318	$9,569
02/16	$9,584	$9,249	$9,640
03/16	$10,103	$9,877	$10,098
04/16	$10,180	$10,033	$10,257
05/16	$10,172	$10,089	$10,217
06/16	$10,206	$9,976	$10,309
07/16	$10,492	$10,397	$10,566
08/16	$10,406	$10,405	$10,545
09/16	$10,476	$10,461	$10,602
10/16	$10,215	$10,258	$10,352
11/16	$10,154	$10,405	$10,221
12/16	$10,284	$10,654	$10,320
01/17	$10,510	$10,911	$10,502
02/17	$10,754	$11,213	$10,672
03/17	$10,867	$11,333	$10,738
04/17	$11,050	$11,501	$10,877
05/17	$11,267	$11,745	$11,076
06/17	$11,294	$11,789	$11,093
07/17	$11,555	$12,071	$11,319
08/17	$11,624	$12,088	$11,383
09/17	$11,808	$12,359	$11,459
10/17	$11,991	$12,592	$11,546
11/17	$12,271	$12,865	$11,735
12/17	$12,395	$13,039	$11,835
01/18	$12,928	$13,728	$12,218
02/18	$12,441	$13,159	$11,911
03/18	$12,340	$12,872	$11,844
04/18	$12,331	$13,020	$11,817
05/18	$12,386	$13,102	$11,810
06/18	$12,322	$13,096	$11,781
07/18	$12,607	$13,504	$11,955
08/18	$12,743	$13,672	$12,035
09/18	$12,770	$13,748	$12,017
10/18	$12,014	$12,739	$11,509
11/18	$12,125	$12,885	$11,591
12/18	$11,581	$11,905	$11,268
01/19	$12,220	$12,832	$11,792
02/19	$12,449	$13,218	$11,936
03/19	$12,589	$13,391	$12,089
04/19	$12,739	$13,866	$12,286
05/19	$12,359	$13,066	$12,014
06/19	$12,958	$13,927	$12,543
07/19	$12,968	$13,997	$12,557
08/19	$12,852	$13,710	$12,555
09/19	$12,932	$14,002	$12,626
10/19	$13,092	$14,358	$12,829
11/19	$13,312	$14,758	$12,959
12/19	$13,641	$15,201	$13,190
01/20	$13,581	$15,108	$13,234
02/20	$12,702	$13,832	$12,719
03/20	$11,543	$12,002	$11,735
04/20	$11,813	$13,312	$12,490
05/20	$12,062	$13,955	$12,820
06/20	$12,232	$14,325	$13,047
07/20	$12,672	$15,010	$13,568
08/20	$13,040	$16,013	$14,010
09/20	$12,817	$15,460	$13,744
10/20	$12,603	$14,985	$13,539
11/20	$13,345	$16,902	$14,527
12/20	$13,752	$17,619	$14,933
01/21	$13,599	$17,444	$14,793
02/21	$13,640	$17,891	$14,855
03/21	$13,864	$18,487	$14,959
04/21	$14,301	$19,346	$15,402
05/21	$14,494	$19,625	$15,585
06/21	$14,575	$19,917	$15,632
07/21	$14,849	$20,274	$15,876
08/21	$15,069	$20,779	$16,041
09/21	$14,504	$19,916	$15,567
10/21	$15,111	$21,044	$15,988
11/21	$14,891	$20,583	$15,790
12/21	$15,393	$21,462	$16,117
01/22	$14,661	$20,326	$15,526
02/22	$14,400	$19,812	$15,237
03/22	$14,274	$20,355	$15,214
04/22	$13,312	$18,663	$14,165
05/22	$13,364	$18,678	$14,190
06/22	$12,653	$17,061	$13,347
07/22	$13,176	$18,415	$14,019
08/22	$12,585	$17,646	$13,449
09/22	$11,762	$16,005	$12,479
10/22	$12,063	$17,154	$12,884
11/22	$12,807	$18,346	$13,635
12/22	$12,719	$17,566	$13,383
01/23	$13,197	$18,810	$14,076
02/23	$12,752	$18,358	$13,673
03/23	$13,130	$18,926	$14,101
04/23	$13,286	$19,257	$14,256
05/23	$12,974	$19,064	$14,045
06/23	$13,397	$20,218	$14,469
07/23	$13,608	$20,897	$14,763
08/23	$13,388	$20,398	$14,486
09/23	$12,882	$19,518	$13,961
10/23	$12,659	$18,952	$13,675
11/23	$13,517	$20,730	$14,661
12/23	$14,094	$21,748	$15,325
01/24	$14,153	$22,009	$15,311
02/24	$14,458	$22,942	$15,540
03/24	$14,800	$23,679	$15,832
04/24	$14,282	$22,800	$15,338
05/24	$14,776	$23,819	$15,781
06/24	$14,870	$24,306	$15,932
07/24	$15,258	$24,734	$16,293
08/24	$15,658	$25,388	$16,701
09/24	$15,835	$25,853	$16,996
10/24	$15,411	$25,340	$16,542
11/24	$15,776	$26,503	$16,950
12/24	$15,306	$25,812	$16,547

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	8.60%	2.33%	4.35%
MSCI World Index	18.67%	11.17%	9.95%
GDMA Index	8.12%	4.66%	5.17%

AssetsNet	$ 219,243,258
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 1,448,793
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$219,243,258
# of Portfolio Holdings	502
Portfolio Turnover Rate	63%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,448,793

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	2.7%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds 1.750% due 08/15/41	1.4%
Meta Platforms, Inc., Class A	1.4%
Microsoft Corp.	1.3%
iShares MSCI World ETF	1.3%
Alphabet, Inc., Class C	1.0%
Novartis AG	0.9%
U.S. Treasury Bonds 3.625% due 02/15/53	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.80% to 0.75% of the Portfolio’s average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 28, 2024, Lazard Asset Management LLC, the Portfolio’s Investment Manager, agreed to reduce its management fee from 0.80% to 0.75% of the Portfolio’s average daily net assets.
C000028478
Shareholder Report [Line Items]
Fund Name	Lazard Retirement International Equity Portfolio
Class Name	Service Shares
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.
Additional Information Phone Number	(800) 823-6300
Additional Information Email	Contact.US@Lazard.com
Additional Information Website	www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#tsr
Expenses [Text Block]

What were the Portfolio costs for the last year?

(based on a $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Line Graph [Table Text Block]
	Service Shares	MSCI EAFE Index
12/14	$10,000	$10,000
01/15	$10,000	$10,049
02/15	$10,680	$10,650
03/15	$10,576	$10,488
04/15	$10,944	$10,916
05/15	$10,992	$10,860
06/15	$10,808	$10,553
07/15	$11,032	$10,772
08/15	$10,309	$9,980
09/15	$9,899	$9,473
10/15	$10,453	$10,213
11/15	$10,421	$10,054
12/15	$10,175	$9,918
01/16	$9,678	$9,201
02/16	$9,429	$9,033
03/16	$10,092	$9,620
04/16	$10,208	$9,899
05/16	$10,208	$9,809
06/16	$9,918	$9,480
07/16	$10,150	$9,960
08/16	$10,045	$9,967
09/16	$10,228	$10,090
10/16	$9,754	$9,883
11/16	$9,571	$9,686
12/16	$9,739	$10,018
01/17	$9,873	$10,308
02/17	$9,983	$10,455
03/17	$10,269	$10,743
04/17	$10,563	$11,016
05/17	$10,959	$11,420
06/17	$10,892	$11,400
07/17	$11,254	$11,728
08/17	$11,211	$11,723
09/17	$11,416	$12,015
10/17	$11,595	$12,198
11/17	$11,774	$12,326
12/17	$11,913	$12,524
01/18	$12,508	$13,152
02/18	$11,836	$12,558
03/18	$11,869	$12,332
04/18	$11,880	$12,613
05/18	$11,715	$12,330
06/18	$11,561	$12,179
07/18	$11,737	$12,479
08/18	$11,515	$12,238
09/18	$11,636	$12,344
10/18	$10,777	$11,362
11/18	$10,766	$11,347
12/18	$10,256	$10,797
01/19	$10,829	$11,506
02/19	$11,198	$11,800
03/19	$11,282	$11,874
04/19	$11,604	$12,208
05/19	$11,222	$11,621
06/19	$11,854	$12,311
07/19	$11,616	$12,155
08/19	$11,369	$11,840
09/19	$11,657	$12,180
10/19	$11,896	$12,617
11/19	$11,992	$12,759
12/19	$12,411	$13,174
01/20	$12,183	$12,899
02/20	$11,286	$11,733
03/20	$9,526	$10,166
04/20	$10,077	$10,823
05/20	$10,603	$11,294
06/20	$10,891	$11,678
07/20	$11,333	$11,950
08/20	$11,940	$12,564
09/20	$11,675	$12,238
10/20	$11,156	$11,749
11/20	$12,801	$13,570
12/20	$13,433	$14,201
01/21	$13,142	$14,050
02/21	$13,319	$14,364
03/21	$13,661	$14,695
04/21	$14,129	$15,137
05/21	$14,458	$15,630
06/21	$14,167	$15,454
07/21	$14,243	$15,570
08/21	$14,604	$15,844
09/21	$14,165	$15,384
10/21	$14,527	$15,763
11/21	$13,713	$15,030
12/21	$14,217	$15,799
01/22	$13,661	$15,036
02/22	$13,441	$14,770
03/22	$13,247	$14,865
04/22	$12,446	$13,903
05/22	$12,782	$14,007
06/22	$11,748	$12,707
07/22	$12,201	$13,340
08/22	$11,505	$12,706
09/22	$10,457	$11,518
10/22	$10,958	$12,138
11/22	$12,250	$13,505
12/22	$12,083	$13,516
01/23	$13,177	$14,610
02/23	$12,767	$14,305
03/23	$13,132	$14,660
04/23	$13,314	$15,073
05/23	$12,812	$14,436
06/23	$13,633	$15,092
07/23	$13,892	$15,581
08/23	$13,401	$14,985
09/23	$12,877	$14,472
10/23	$12,461	$13,886
11/23	$13,555	$15,175
12/23	$14,002	$15,980
01/24	$13,878	$16,073
02/24	$14,371	$16,367
03/24	$14,880	$16,906
04/24	$14,356	$16,473
05/24	$15,080	$17,110
06/24	$14,741	$16,840
07/24	$15,388	$17,334
08/24	$16,044	$17,897
09/24	$16,203	$18,063
10/24	$15,186	$17,080
11/24	$15,171	$16,983
12/24	$14,789	$16,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Service Shares	5.63%	3.57%	3.99%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 100,904,612
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 716,974
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$100,904,612
# of Portfolio Holdings	78
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$716,974

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

RELX PLC	3.7%
Unilever PLC	2.8%
Mizuho Financial Group, Inc.	2.0%
3i Group PLC	1.9%
ABB Ltd.	1.8%
Bureau Veritas SA	1.8%
Gildan Activewear, Inc.	1.7%
NEC Corp.	1.7%
Roche Holding AG	1.6%
Aon PLC, Class A	1.6%

Material Fund Change [Text Block]